Exhibit 99.01

Schedule 7. Digital Risk DI Summary Sample Report

Report Pulled:	7/29/2026
Loan Count:	208
Fields Reviewed	Discrepancy Count	Percentage
Loan Purpose	1	0.48%
LTV	10	4.81%
Original Interest Rate	1	0.48%
Original Loan Amount	1	0.48%
Original Qualifying FICO Score	1	0.48%
Originator Back-End DTI	1	0.48%
Property Type	1	0.48%
Subject Zipcode	61	29.33%